Events after the close of the fiscal Year - Additional Information (Detail) € in Millions		12 Months Ended
	Jan. 01, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 09, 2023 Employees
Cellistic [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of property, plant and equipment		€ 0.6
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of employees | Employees			8
Events After Reporting Period [Member] | Cellistic [Member] | Lease hold improvements and furniture [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of property, plant and equipment	€ 1.3